Regulatory Capital Matters - Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations (Details) $ in Thousands	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Consolidated
Total Capital to risk weighted assets
Actual Amount	$ 442,338	$ 439,563	$ 433,958
Actual Ratio	0.1871	0.1865	0.1888
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 248,273	$ 247,459	$ 241,325
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Ratio	0.105	0.105	0.105
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 236,450	$ 235,675	$ 229,834
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.100	0.100	0.100
Tier 1 (Core) Capital to risk weighted assets
Actual Amount	$ 416,249	$ 413,592	$ 412,946
Actual Ratio	0.1760	0.1755	0.1797
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 200,983	$ 200,324	$ 195,358
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Ratio	0.085	0.085	0.085
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 189,160	$ 188,540	$ 186,867
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.080	0.080	0.080
Common Tier 1 (CET 1) to risk-weighted assets
Actual Amount	$ 416,249	$ 413,592	$ 412,946
Actual Ratio	0.1760	0.1755	0.1797
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 165,515	$ 164,973	$ 160,883
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Ratio	0.070	0.070	0.070
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 153,693	$ 153,189	$ 149,392
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.065	0.065	0.065
Tier 1 (Core) Capital to average assets
Actual Amount	$ 416,249	$ 413,592	$ 412,946
Actual Ratio	0.1120	0.1119	0.1134
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 148,725	$ 147,859	$ 145,605
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Ratio	0.040	0.040	0.040
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 185,906	$ 184,824	$ 182,007
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.050	0.050	0.050
Burke & Herbert Bank & Trust
Total Capital to risk weighted assets
Actual Amount	$ 439,212	$ 436,046	$ 432,290	$ 409,923
Actual Ratio	0.1857	0.1850	0.1881	0.1884
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 248,365	$ 247,528	$ 241,368	$ 174,050
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Ratio	0.105	0.105	0.105
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 236,538	$ 235,741	$ 229,874	217,562
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.100	0.100	0.100
Tier 1 (Core) Capital to risk weighted assets
Actual Amount	$ 413,123	$ 410,075	$ 411,251	$ 382,672
Actual Ratio	0.1747	0.1740	0.1789	0.1759
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 201,057	$ 200,380	$ 195,393	$ 130,537
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Ratio	0.085	0.085	0.085
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 189,230	$ 188,593	$ 183,900	174,050
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.080	0.080	0.080
Common Tier 1 (CET 1) to risk-weighted assets
Actual Amount	$ 413,123	$ 410,075	$ 411,251	$ 382,672
Actual Ratio	0.1747	0.1740	0.1789	0.1759
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 165,576	$ 165,019	$ 160,912	$ 97,903
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Ratio	0.070	0.070	0.070
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 153,750	$ 153,232	$ 149,418	141,415
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.065	0.065	0.065
Tier 1 (Core) Capital to average assets
Actual Amount	$ 413,123	$ 410,075	$ 411,251	$ 382,672
Actual Ratio	0.1111	0.1109	0.1130	0.1081
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 148,770	$ 147,913	$ 145,605	$ 141,594
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Ratio	0.040	0.040	0.040
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 185,962	$ 184,891	$ 182,007	$ 176,992
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.050	0.050	0.050